Interest-bearing liabilities and financing facilities - Additional Information (Details) $ in Millions					1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 19, 2024 USD ($)	Jun. 20, 2024 USD ($)	May 30, 2024 USD ($)	Jan. 17, 2020 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) facility	Jan. 31, 2024 USD ($)	Apr. 30, 2025 USD ($) facility	Mar. 31, 2025 USD ($) facility	Dec. 31, 2025 USD ($) Loan	Dec. 31, 2024 USD ($) Loan	Dec. 31, 2023 USD ($)	Aug. 28, 2015 USD ($)
Schedule of detailed information about bilateral loan facilities [line items]
Total borrowings										$ 11,963	$ 9,997	$ 4,874
Proceeds from borrowings										4,848	5,114	0
Repayments of borrowings, classified as financing activities										2,900	169	284
US bonds
Schedule of detailed information about bilateral loan facilities [line items]
Financial liabilities at fair value										8,665	5,879
Total borrowings										8,535	6,069	4,087
Repayments of borrowings, classified as financing activities										1,000	0
Medium term notes
Schedule of detailed information about bilateral loan facilities [line items]
Financial liabilities at fair value										197	191
Total borrowings										200	200	200
Repayments of borrowings, classified as financing activities										0	0
Liquidity facilities
Schedule of detailed information about bilateral loan facilities [line items]
Total borrowings										0	0	(1)
Number of facilities | facility						2			2
Borrowings maturity, term						12 months
Repayments of borrowings, classified as financing activities										0	0
Liquidity Facility 1
Schedule of detailed information about bilateral loan facilities [line items]
Borrowings						$ 1,500			$ 1,500
Liquidity Facility 2
Schedule of detailed information about bilateral loan facilities [line items]
Borrowings						$ 1,500			$ 1,500
Bilateral facilities
Schedule of detailed information about bilateral loan facilities [line items]
Total borrowings										$ (4)	$ 495	(6)
Number of facilities						2			2		13
Number of undrawn bilateral loan facilities | Loan										15
Notional amount										$ 2,350	$ 2,100
Proceeds from borrowings						$ 250	$ 500	$ 1,400
Number of borrowing facilities drawn upon | facility								8
Repayments of borrowings, classified as financing activities					$ 1,900					1,900	0
New syndicated facility
Schedule of detailed information about bilateral loan facilities [line items]
Borrowings maturity, term				7 years
Borrowings				$ 600
Nominal interest rate				1.20%
Syndicate term loan
Schedule of detailed information about bilateral loan facilities [line items]
Borrowings maturity, term	7 years	10 years
Borrowing facilities, maximum borrowing capacity	$ 1,200	$ 450
Syndicate term loan | June 2028
Schedule of detailed information about bilateral loan facilities [line items]
Borrowing facilities, maximum borrowing capacity	600
Syndicate term loan | June 2030
Schedule of detailed information about bilateral loan facilities [line items]
Borrowing facilities, maximum borrowing capacity	$ 600
JBIC facility
Schedule of detailed information about bilateral loan facilities [line items]
Total borrowings										1,000	1,000	$ 0
Borrowings maturity, term			10 years
Repayments of borrowings, classified as financing activities										$ 0	$ 0
Borrowing facilities, maximum borrowing capacity			$ 1,000
Global medium term notes
Schedule of detailed information about bilateral loan facilities [line items]
Borrowings													$ 3,000
Unsecured Notes
Schedule of detailed information about bilateral loan facilities [line items]
Repayments of current borrowings									$ 1,000